Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2025
Significant Accounting Policies [Abstract]
Unaudited interim consolidated financial statements:
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements for nine months ended on September, 2025 have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, these interim condensed financial statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions, including fair value of warrants, stock-based compensation and the underlying fair value of the Company’s ordinary shares issued prior to the Merger.

The balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024.

The significant accounting policies disclosed in the Company’s audited 2024 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the nine months ended September 30, 2025 are not necessarily indicative of results that may be expected for the year ending December 31, 2025.

Derivatives and Hedging:
b.	Derivatives and Hedging:

The Company applies ASC 815, “Derivatives and Hedging” to all features related to debt financing and investments. When features meet the definition of a derivative, are not clearly and closely related to the characteristics of the debt host, and do not qualify for any scope exceptions within ASC 815, they are required to be accounted for separately from the host instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments is marked to market in each reporting period. For further information regarding embedded derivatives, see Note 6.